Segment Reporting Geographical Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Total Revenue	$ 265,386	$ 142,331	$ 697,987	$ 287,453	$ 971,367	$ 316,450
Gross Profit:
Total Gross Profit	225,138	107,139	578,318	229,888	795,109	267,713
Total Assets:
Total Assets	2,725,246		2,725,246		3,571,640	2,153,694
Vycor Medical [Member]
Revenue:
Total Revenue	138,239	82,239	460,020	182,081	548,463	307,582
Gross Profit:
Total Gross Profit	118,206	60,890	378,795	153,615	439,422	259,975
Total Assets:
Total Assets	1,023,111		1,023,111		2,068,084	1,085,680
NovaVision [Member]
Revenue:
Total Revenue	127,147	60,092	237,967	105,372	422,904	8,868
Gross Profit:
Total Gross Profit	106,932	46,249	199,523	76,273	355,687	7,738
Total Assets:
Total Assets	$ 1,702,135		$ 1,702,135		$ 1,503,556	$ 1,068,014